Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions Details [Abstract]
Salary and short-term benefits	$ 761	$ 1,554
Share – based payments	591	368
Total	$ 1,352	$ 1,922